Note Payable - Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued interest thereon	$ 68,137
Notes payable	20,236		$ 126,498
Note Payable One [Member]
Note payable bearing interest at 5%	20,000
Accrued interest thereon	236
Notes payable	$ 20,236